Debt - Summary of Debt Under Promissory Notes (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 141,907	$ 106,693